UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

(Address of principal executive offices) (Zip code)

Jane D. O’Keeffe

Bancroft Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

Bancroft Fund Ltd. - Schedule of Investments - unaudited

January 31, 2016

	Principal	Market
	Amount	Value
Convertible Bonds and Notes - 65.6%

Air Freight & Logistics - 1.9%
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	$1,250,000	$970,312
Echo Global Logistics, Inc., 2.50%, 5/1/20	1,125,000	975,938
		1,946,250
Automobiles - 0.4%
Tesla Motors, Inc., 1.25%, 3/1/21	500,000	404,375

Biotechnology - 3.9%
Array BioPharma Inc., 3.00%, 6/1/20	250,000	205,469
Exelixis, Inc., 4.25%, 8/15/19	500,000	519,062
Gilead Sciences, Inc., 1.625%, 5/1/16	300,000	1,106,064
Incyte Corp., 1.25%, 11/15/20	500,000	762,188
OPKO Health Inc., 3.00%, 2/1/33	200,000	276,250
Regeneron Pharmaceuticals, Inc., 1.875%, 10/1/16	250,000	1,249,844
		4,118,877
Capital Markets - 1.5%
BlackRock Kelso Capital Corp., 5.50%, 2/15/18	1,500,000	1,544,062

Communications Equipment - 5.7%
CalAmp Corp., 1.625%, 5/15/20 (a)	1,550,000	1,419,219
Harmonic Inc., 4.00%, 12/1/20 (a)	1,000,000	836,250
Infinera Corp., 1.75%, 6/1/18	1,000,000	1,363,125
InterDigital, Inc., 1.50%, 3/1/20 (a)	1,750,000	1,641,719
Oclaro, Inc., 6.00%, 2/15/20	400,000	757,250
		6,017,563
Construction & Engineering - 0.9%
Dycom Industries, Inc., 0.75%, 9/15/21 (a)	1,000,000	984,375

Consumer Finance - 0.8%
Encore Capital Group, Inc., 3.00%, 7/1/20	1,250,000	826,562

Diversified Consumer Services - 1.1%
Carriage Services, Inc., 2.75%, 3/15/21	1,000,000	1,118,125

Diversified Telecommunication - 0.9%
Alaska Communications Systems Group, Inc., 6.25%, 5/1/18	1,000,000	980,000

Electrical Equipment - 0.8%
SolarCity Corp., 2.75%, 11/1/18	1,000,000	818,125

Energy Equipment & Services - 0.5%
Hornbeck Offshore Services, Inc., 1.50%, 9/1/19	1,000,000	535,625

Health Care Equipment & Supplies - 0.8%
Quidel Corp., 3.25%, 12/15/20	500,000	444,375
Trinity Biotech Investment Ltd., 4.00%, 4/1/45	500,000	430,625
		875,000
Health Care Providers & Services - 1.8%
Aceto Corp., 2.00%, 11/1/20 (a)	500,000	464,375
Molina Healthcare Inc., 1.125%, 1/15/20	1,000,000	1,450,000
		1,914,375

Bancroft Fund Ltd. - Schedule of Investments - continued

January 31, 2016

	Principal	Market
	Amount	Value
Convertible Bonds and Notes - continued

Household Durables - 2.0%
Jarden Corp., 1.875%, 9/15/18	$750,000	$1,271,250
Jarden Corp., 1.125%, 3/15/34	750,000	877,969
		2,149,219
Internet & Catalog Retail - 1.89%
The Priceline Group Inc., 1.00%, 3/15/18	1,500,000	1,906,875

Internet Software & Services - 5.7%
Blucora, Inc., 4.25%, 4/1/19	1,500,000	1,193,438
Equinix Inc., 4.75%, 6/15/16	500,000	2,025,312
Monster Worldwide, Inc., 3.50%, 10/15/19	500,000	575,625
Twitter, Inc., 1.00%, 9/15/21	1,000,000	815,625
Web.com Group, Inc., 1.00%, 8/15/18	1,500,000	1,389,375
		5,999,375
IT Services - 1.5%
CSG Systems International, Inc., 3.00%, 3/1/17	1,000,000	1,546,250

Leisure Products - 0.6%
JAKKS Pacific, Inc., 4.875%, 6/1/20 (a)	616,000	575,575

Media - 0.9%
Global Eagle Entertainment Inc., 2.75%, 2/15/35	1,125,000	955,547

Metals & Mining - 1.0%
Royal Gold, Inc., 2.875%, 6/15/19	600,000	528,375
RTI International Metals, Inc., 1.625%, 10/15/19	500,000	469,375
		997,750
Oil, Gas & Consumable Fuels - 0.9%
Cheniere Energy, Inc., 4.25%, 3/15/45	1,500,000	737,812
Clean Energy Fuels Corp., 5.25%, 10/1/18	500,000	217,188
Goodrich Petroleum Corp., 5.00%, 10/1/32	259,000	35,612
		990,612
Personal Products - 0.6%
Teligent, Inc., 3.75%, 12/15/19	750,000	663,750

Pharmaceuticals - 3.3%
ANI Pharmaceuticals, Inc., 3.00%, 12/1/19	750,000	644,531
Horizon Pharma Investment Ltd., 2.50%, 3/15/22
cv. into Horizon Pharma plc ordinary shares (a)	1,000,000	880,000
Jazz Investments I Ltd., 1.875%, 8/15/21
guaranteed by Jazz Pharmaceuticals plc and
cv. into Jazz Pharmaceuticals plc ordinary shares)	710,000	725,531
The Medicines Co., 2.50%, 1/15/22 (a)	1,000,000	1,192,500
		3,442,562
Real Estate Investment Trusts - 3.3%
Colony Capital, Inc., 5.00%, 4/15/23	1,000,000	906,875
Extra Space Storage LP, 3.125%, 10/1/35 (a)	1,000,000	1,120,000
IAS Operating Partnership LP, 5.00%, 3/15/18
exchangeable for Invesco Mortgage Capital Inc. common stock	1,000,000	943,750

Spirit Realty Capital, Inc., 3.75%, 5/15/21	500,000	484,690
		3,455,315
Real Estate Management & Development - 1.0%
Forest City Enterprises, Inc., 3.625%, 8/15/20	1,000,000	1,018,125

Bancroft Fund Ltd. - Schedule of Investments - continued

January 31, 2016

	Principal	Market
	Amount	Value
Convertible Bonds and Notes - continued

Semiconductor Equipment - 7.4%
Inphi Corporation, 1.125%, 12/1/20 (a)	$750,000	$726,094
Micron Technology, Inc., 3.00%, 11/15/43	2,000,000	1,413,750
NVIDIA Corp., 1.00%, 12/1/18	1,000,000	1,507,500
NXP Semiconductors N.V., 1.00%, 12/1/19	1,500,000	1,588,125
Spansion LLC, 2.00%, 9/1/20	200,000	307,250
SunEdison, Inc., 2.75%, 1/1/21	500,000	155,000
SunEdison, Inc., 0.25%, 1/15/20 (a)	750,000	156,094
SunPower Corp., 0.875%, 6/1/21	1,000,000	800,000
SunPower Corp., 4.00%, 1/15/23 (a)	1,000,000	1,076,875
		7,730,688
Software - 12.3%
Bottomline Technologies, Inc., 1.50%, 12/1/17	1,500,000	1,656,562
EnerNOC, Inc., 2.25%, 8/15/19	850,000	576,406
FireEye, Inc., 1.625%, 6/1/35 (a)	1,500,000	1,152,188
Mentor Graphics Corp., 4.00%, 4/1/31	1,500,000	1,546,875
MercadoLibre, Inc., 2.25%, 7/1/19	500,000	515,312
Nuance Communications, Inc., 1.50%, 11/1/35	1,000,000	1,015,625
Proofpoint, Inc., 0.75%, 6/15/20 (a)	1,250,000	1,175,781
PROS Holdings, Inc., 2.00%, 12/1/19	1,000,000	786,250
Red Hat, Inc., 0.25%, 10/1/19	725,000	863,203
Synchronoss Technologies, Inc., 0.75%, 8/15/19	1,250,000	1,194,531
Take-Two Interactive Software, Inc., 1.75%, 12/1/16	400,000	729,000
TeleCommunication Systems, Inc., 7.75%, 6/30/18	500,000	510,000
Verint Systems Inc., 1.50%, 6/1/21	1,250,000	1,146,875
		12,868,608
Technology, Hardware & Storage - 1.4%
SanDisk Corp., 1.50%, 8/15/17	1,000,000	1,508,750

Trading Companies & Distributors - 0.9%
Kaman Corp., 3.25%, 11/15/17	750,000	948,750

Total Convertible Bonds and Notes		68,841,065

	Shares
Convertible Preferred Stocks - 10.7%

Capital Markets - 0.3%
Cowen Group, Inc., 5.625%	500	279,188

Commercial Banks - 3.3%
Huntington Bancshares, Inc., 8.50%	1,250	1,725,000
Wells Fargo & Co., 7.50%	1,500	1,758,000
		3,483,000
Diversified Financial Services - 1.6%
Bank of America Corp., 7.25%	1,500	1,645,620

Food Products - 1.5%
Bunge Ltd., 4.875%	10,000	886,161
Post Holdings, Inc., 3.75%	5,000	658,300
		1,544,461
Machinery - 1.0%
Stanley Black & Decker, Inc., 6.25%	10,000	1,060,800

Bancroft Fund Ltd. - Schedule of Investments - continued

January 31, 2016

		Market
	Shares	Value
Convertible Preferred Stocks - continued

Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp., 5.75%	1,050	$157,500

Real Estate Investment Trusts - 1.1%
Welltower Inc., 6.50%	20,000	1,135,200

Specialty Retail - 0.7%
Amerivon Holdings LLC, 4.00%, (a,b,c)	694,670	733,636
Amerivon Holdings LLC, common equity units, (a,b,c)	272,728	16,364
		750,000
Thrift & Mortgage Finance - 1.1%
New York Community Capital Trust V, 6.00%	24,000	1,158,000

Total Convertible Preferred Stocks		11,213,769

Mandatory Convertible Securities - 23.5% (d)

Automobiles - 0.3%
Fiat Chrysler Automobiles N.V., 7.875%, 12/15/16	5,000	317,750

Biotechnology - 1.8%
AmSurg Corp., 5.25%, 7/1/17	14,000	1,934,660

Commercial Services & Supplies - 0.9%
Stericycle, Inc., 5.25%, 9/15/18	10,000	909,300

Diversified Telecommunication Services - 0.9%
Frontier Communications Corp, 11.125%, 6/29/18	10,000	893,800

Electric Utilities - 1.6%
NextEra Energy, Inc., 6.371%, 9/1/18	30,000	1,653,000

Food Products - 1.4%
Tyson Foods, Inc., 4.75%, 7/15/17	25,000	1,501,000

Health Care Providers & Services - 1.9%
Anthem, Inc., 5.25%, 5/1/18	30,000	1,322,700
Kindred Healthcare, Inc., 7.50%, 11/19/17	1,250	691,562
		2,014,262
Insurance - 0.9%
Maiden Holdings, Ltd., 7.25%, 9/15/16	20,000	957,400

Multi-Utilities - 1.0%
Dominion Resources, Inc., 6.375%, 7/1/17	20,000	995,200

Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp, 7.50%, 6/7/18
cv into Western Gas Equity Partners LP	15,000	413,250
Kinder Morgan, Inc., 9.75%, 10/26/18	35,000	1,510,250
		1,923,500
Pharmaceuticals - 3.8%
Allergan plc, 5.50%, 3/1/18	2,300	2,181,067
Teva Pharmaceutical Industries, 7.00%, Due 12/15/18	1,882	1,838,413
		4,019,480

Bancroft Fund Ltd. - Schedule of Investments - continued

January 31, 2016

		Market
	Shares	Value
Mandatory Convertible Securities - continued

Real Estate Investment Trusts - 5.1%
American Tower Corp., 5.50%, 2/15/18	20,000	$1,975,000
Crown Castle International Corp., 4.50%, 11/1/16	20,000	2,119,800
Weyerhaeuser Co., 6.375%, 7/1/16	30,000	1,374,900
		5,469,700
Wireless Telecommunication Services - 1.8%
T-Mobile US, Inc., 5.50%, 12/15/17	30,000	2,070,600

Total Mandatory Convertible Securities (d)		24,659,652

Common Stock - 0.2%

Automobiles - 0.2%
Ferrari N.V.	3,868	153,830

Convertible Bonds and Notes - 65.6%		68,841,065
Convertible Preferred Stocks - 10.7%		11,213,769
Mandatory Convertible Securities - 23.5%		24,659,652
Common Stocks - 0.2%		153,830
Total Investments - 100.0%		104,868,316

Other Assets and Liabilites (Net)		2,659,601

Net Assets
(5,247,989 common shares outstanding)		$107,527,917
Net Asset Value Per Share
($107,527,917 ÷ 5,247,989 shares outstanding)		$20.49

(a) Security exempt from registration under Rule 144A or Regulation D of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the market value of these unregistered securities amounted to $14,151,045 or 13.5% of total investments.

(b) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $750,000 at January 31, 2016, which represented 0.72% of total investments.

(c) At January 31, 2016, the Fund held investments in restricted and illiquid securities amounting to $750,000 or 0.72% of total investments, which were valued under methods approved by the Board of Trustees as follows:

			1/31/16
			Carrying
		Acquisition	Value
Issuer and Acquisition Date	Shares	Cost	Per Share

Amerivon Holdings LLC, series A cv. pfd. - April 1, 2010	694,670	$1,500,000	$1.056
Amerivon Holdings LLC, common equity units - April 1, 2010	272,728	-	0.060

(d) Mandatory Convertible Securities are required to be converted on the dates disclosed; they generally may be converted prior to these dates at the option of the holder.

Bancroft Fund Ltd. - Selected Notes to Financial Statements - unaudited

Bancroft Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Note 1 - Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the investments of the Fund as of January 31, 2016:

	Level 1	Level 2	Level 3	Total

Investments in Securities:
Common Stock:
Consumer Discretionary	$153,830	$—	$—	$153,830

Convertible Bonds and Notes:
Consumer Discretionary	—	7,109,716	—	7,109,716
Consumer Staples	—	663,750	—	663,750
Energy	—	1,526,237	—	1,526,237
Financials	—	6,844,064	—	6,844,064
Health Care	—	10,350,814	—	10,350,814
Industrials	—	4,697,500	—	4,697,500
Information Technology	—	35,671,234	—	35,671,234
Materials	—	997,750	—	997,750
Telecommunication Services	—	980,000	—	980,000
Total Convertible Bonds and Notes	—	68,841,065	—	68,841,065

Convertible Preferred Stock:
Consumer Discretionary	—	—	750,000	750,000
Consumer Staples	—	1,544,461	—	1,544,461
Energy	—	157,500	—	157,500
Financials	—	7,701,008	—	7,701,008
Industrials	—	1,060,800	—	1,060,800
Total Convertible Preferred Stock	—	10,463,769	750,000	11,213,769

Mandatory Convertible Securities:
Consumer Discretionary	—	317,750	—	317,750
Consumer Staples	—	1,501,000	—	1,501,000
Energy	—	1,923,500	—	1,923,500
Financials	—	6,427,100	—	6,427,100
Health Care	—	7,968,402	—	7,968,402
Industrials	—	909,300	—	909,300
Telecommunication Services	—	2,964,400	—	2,964,400
Utilities	—	2,648,200	—	2,648,200
Total Mandatory Convertible Securities	—	24,659,652	—	24,659,652

Total Investments	$153,830	$103,964,486	$750,000	$104,868,316

Refer to the Fund’s Schedule of Investments for a detailed breakdown of Common Stock, Convertible Bonds and Notes, Convertible Preferred Stock and Mandatory Convertible Securities. Transfers between levels are recognized at January 31, 2016, the end of the reporting period. The Fund recognized no transfers to or from Level 1 to Level 2.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Investments
Description	in Securities
Beginning balance as of October 31, 2015	$750,000
Proceeds from sales	—
Gain/loss	—
Change in unrealized appreciation (depreciation)	—
Net transfers in/out of Level 3	—
Balance as of January 31, 2016	$750,000

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2016:

	Fair Value January 31, 2016	Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Amerivon Holdings LLC series A cv. pfd. and common equity units	$750,000	Market Comparables/ Sum of the Parts Valuation/ Dividend Analysis	Liquidity Discount	Increase

(1) In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 2 - Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium.

Note 3 - Federal Income Tax Cost - At January 31, 2016, the cost basis of investments for federal income tax purposes, as well as unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation	$9,734,388
Unrealized depreciation	(12,387,711)
Net unrealized appreciation	(2,653,323)

Cost for federal income tax purposes	$107,521,639

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of February 29, 2016 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By:	/s/ Jane D. O’Keeffe
Jane D. O’Keeffe
President and
Chief Executive Officer
(Principal Executive Officer)

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane D. O’Keeffe
Jane D. O’Keeffe
President and
Chief Executive Officer
(Principal Executive Officer)

Date: February 29, 2016

By:	/s/ Agnes Mullady
Agnes Mullady
Treasurer
(Principal Financial Officer)

Date: February 29, 2016